Accounts Payable (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable	Accounts payable consisted of the following:
	As of
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Third parties	10,350	6,490